Total Costs Incurred in Connection with Restructuring Programs by Segment (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring costs		¥ 90,689	¥ 75,570	¥ 74,386
Depreciation associated with restructured assets		7,347	5,019	3,121
Total		98,036	80,589	77,507
Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs		5,570	3,611	1,704
Depreciation associated with restructured assets		85
Total		5,655	3,611	1,704
Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs		7,272	371	310
Total		7,272	371	310
Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		6,563	3,422	11,240
Depreciation associated with restructured assets		714		1,645
Total		7,277	3,422	12,885
Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,960	1,537	11,815
Depreciation associated with restructured assets			34	597
Total		1,960	1,571	12,412
Devices
Restructuring Cost and Reserve [Line Items]
Restructuring costs		6,996	5,464	19,096
Depreciation associated with restructured assets		426	3,451
Total		7,422	8,915	19,096
Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,918	6,722	1,081
Depreciation associated with restructured assets			13
Total		1,918	6,735	1,081
Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		2,108	576	2,305
Total		2,108	576	2,305
All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		58,302	53,867	26,835
Depreciation associated with restructured assets		6,122	1,521	879
Total		64,424	55,388	27,714
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring costs		53,261	41,820	62,752
Employee termination benefits | Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs		3,664	440	787
Employee termination benefits | Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs		520	58	310
Employee termination benefits | Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		6,550	3,309	9,720
Employee termination benefits | Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,959	1,160	10,647
Employee termination benefits | Devices
Restructuring Cost and Reserve [Line Items]
Restructuring costs		3,235	2,917	15,153
Employee termination benefits | Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,918	6,570	1,081
Employee termination benefits | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		1,530	576	2,305
Employee termination benefits | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		33,885	26,790	22,749
Other associated costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	37,428	33,750	11,634
Other associated costs | Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	1,906	3,171	917
Other associated costs | Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	6,752	313
Other associated costs | Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	13	113	1,520
Other associated costs | Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	1	377	1,168
Other associated costs | Devices
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	3,761	2,547	3,943
Other associated costs | Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]		152
Other associated costs | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	578
Other associated costs | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	¥ 24,417	¥ 27,077	¥ 4,086

[1]	Other associated costs includes non-cash write-downs and disposals, net